Investments in Limited Partnerships (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Limited Partners' Capital Account [Line Items]
Limited partnerships ownership interest fair value	$ 175.9	$ 142.4
Minimum
Limited Partners' Capital Account [Line Items]
Cost method investment, ownership percent	1.70%
Maximum
Limited Partners' Capital Account [Line Items]
Equity method investment, ownership percentage	90.00%